Consolidated Statement of Financial Position ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)		Mar. 31, 2023 INR (₨)		Mar. 31, 2022 INR (₨)
ASSETS
Goodwill	$ 3,747		₨ 307,970		₨ 246,989
Intangible assets	524		43,045		43,555
Property, plant and equipment	1,079		88,659		90,898
Right-of-use assets	228		18,702		18,870
Financial assets
Derivative assets		[1]	29		6
Investments	252		20,720		19,109
Trade receivables	11		863		4,765
Other financial assets	77		6,330		6,084
Non-Financial Assets
Investments accounted for using equity method	9		780		774
Deferred tax assets	26		2,100		2,298
Non-current tax assets	145		11,922		10,256
Other non-current assets	166		13,606		14,826
Total non-current assets	6,264		514,726		458,430
Inventories	14		1,188		1,334
Financial assets
Derivative assets	22		1,844		3,032
Investments	3,762		309,232		241,655
Cash and cash equivalents	1,118		91,880		103,836
Trade receivables	1,537		126,350		115,219
Unbilled receivables	736		60,515		60,809
Other financial assets	111		9,096		42,914
Non-Financial Assets
Contract assets	280		23,001		20,647
Current tax assets	62		5,091		2,373
Other current assets	400		32,899		28,933
Total current assets	8,042		661,096		620,752
TOTAL ASSETS	14,306		1,175,822		1,079,182
Share capital	134		10,976		10,964
Share premium	45		3,689		1,566
Retained earnings	8,042		660,964		551,252
Share-based payment reserve	69		5,632		5,258
Special Economic Zone Re-investment reserve	569		46,803		47,061
Other components of equity	646		53,100		42,057
Equity attributable to the equity holders of the Company	9,505		781,164		658,158
Non-controlling interests	7		589		515
TOTAL EQUITY	9,512		781,753		658,673
Financial liabilities
Loans and borrowings	745		61,272		56,463
Lease liabilities	194		15,953		15,177
Derivative liabilities	2		179		48
Other financial liabilities	32		2,649		2,961
Non-Financial Liabilities
Deferred tax liabilities	184		15,153		12,141
Non-current tax liabilities	265		21,777		17,818
Other non-current liabilities	114		9,333		7,571
Provisions		[1]		[2]	1
Total non-current liabilities	1,536		126,316		112,180
Financial liabilities
Loans, borrowings and bank overdrafts	1,081		88,821		95,233
Lease liabilities	105		8,620		9,056
Derivative liabilities	34		2,825		585
Trade payables and accrued expenses	1,084		89,054		94,477
Other financial liabilities	50		4,141		33,110
Non-Financial liabilities
Contract liabilities	276		22,682		27,915
Current tax liabilities	229		18,846		13,231
Other current liabilities	368		30,215		31,951
Provisions	31		2,549		2,771
Total current liabilities	3,258		267,753		308,329
TOTAL LIABILITIES	4,794		394,069		420,509
TOTAL EQUITY AND LIABILITIES	$ 14,306		₨ 1,175,822		₨ 1,079,182

[1]	Value is less than 1
[2]	Value is less than 1